Operating segment (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of operating segments [abstract]
Summary of Revenue and Non-current Assets by Geographical Areas	For the years ended December 31, 2024, and 2023, the three months ended December 31, 2022, and the year ended September 30, 2022, revenue were earned from the following jurisdictions:

	For the year ended December 31, 2024	For the year ended December 31, 2023	For the three months ended December 31, 2022 (transition period)	For the year ended September 30, 2022
	($)	($)	($)	($)
Revenue by geographical region:
Bosnia and Herzegovina	893	—	—	—
Canada	3,636	1,229	258	2,086
USA	1,957	1,307	324	1,858
Brazil	2,458	74	—	—
Mexico	1,159	438	—	—
	10,103	3,048	582	3,944

17. Operating segments (continued)

The following table summarizes the Company's non-current assets by geographical region, as at December 31, 2024 and December 31, 2023. Geographical region of royalties, streaming and other mineral interests are determined by the location of the properties related to the royalties, streaming and other mineral interests.

	December 31, 2024	December 31, 2023
	($)	($)
Non-current assets by geographical region as of:
Bosnia and Herzegovina	50,572	—
Canada	444,975	447,519
USA	197,751	199,441
Brazil	31,990	31,390
Mexico	6,356	7,098
	731,644	685,448